DIGITAL ASSETS (Details) - GBP (£) £ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
DIGITAL ASSETS
Balance at the beginning	£ 80,759	£ 4,637
Additions
Crypto asset purchased and received	207	16,569
Crypto assets mined	47,267	70,325
Total additions	47,474	86,894
Disposals
Transferred to/from intangible assets	330	(5,424)
Crypto assets sold	(84,555)	(6,976)
Total disposals	(84,225)	(12,400)
Fair value movements
Gain/(loss) on crypto asset sales	(43,526)	437
Movements on crypto assets held at the period end	(114)	1,191
Total fair value movements	(43,640)	1,628
Balance at the end	368	80,759
Carrying value of digital assets pledged as collateral		£ 49,759
Crypto Assets
Fair value movements
Balance at the end	£ 368